Schedule of Estimated Usefule Life of Assets (Details)	Dec. 31, 2023
RAS System [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Warehouse and Refrigeration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Automobile [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Trade Show Booth [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years